Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Reconciliation of Adjusted EBITDA to Consolidated Profit Before Income Tax and Profit

Reconciliation of Adjusted EBITDA to the consolidated profit for the year is included in the accompanying notes.

							Intersegment
	Turkcell Turkey		Turkcell International		All other segments		eliminations		Consolidated
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Total segment revenue	25,160,240	21,487,156	2,542,410	2,002,789	2,073,626	2,217,979	(672,538)	(570,789)	29,103,738	25,137,135
Inter-segment revenue	(98,110)	(79,318)	(87,955)	(94,703)	(486,473)	(396,768)	672,538	570,789	—	—
Revenues from external customers	25,062,130	21,407,838	2,454,455	1,908,086	1,587,153	1,821,211	—	—	29,103,738	25,137,135
Adjusted EBITDA	10,585,039	8,789,179	1,169,488	903,896	541,694	765,798	(25,923)	(32,454)	12,270,298	10,426,419
Net impairment losses on financial and contract assets	(295,978)	(223,879)	(2,845)	(5,109)	(50,772)	(109,869)	—	—	(349,595)	(338,857)

							Intersegment
	Turkcell Turkey		Turkcell International		All other segments		eliminations		Consolidated
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Total segment revenue	21,487,156	18,092,586	2,002,789	1,456,980	2,217,979	2,113,681	(570,789)	(370,772)	25,137,135	21,292,475
Inter-segment revenue	(79,318)	(46,355)	(94,703)	(69,657)	(396,768)	(254,760)	570,789	370,772	—	—
Revenues from external customers	21,407,838	18,046,231	1,908,086	1,387,323	1,821,211	1,858,921	—	—	25,137,135	21,292,475
Adjusted EBITDA	8,789,179	7,403,822	903,896	612,697	765,798	801,687	(32,454)	(30,224)	10,426,419	8,787,982
Net impairment losses on financial and contract assets	(223,879)	(248,171)	(5,109)	(4,088)	(109,869)	(94,131)	—	—	(338,857)	(346,390)

	2020	2019	2018
Profit for the period	4,239,620	3,276,690	2,177,335
Add(Less):

(Profit)/loss from discontinued operations	—	(772,436)	—

Profit from continuing operations	4,239,620	2,504,254	2,177,335
Income tax expense	387,193	785,630	495,481
Finance income	(2,119,483)	(297,450)	(1,677,114)
Finance costs	3,251,164	2,025,118	3,364,072
Other income	(96,585)	(140,705)	(241,435)
Other expenses	619,835	487,295	381,582
Depreciation and amortization	5,974,779	5,046,565	4,287,974
Share of loss of equity accounted investees	13,775	15,712	87
Consolidated adjusted EBITDA	12,270,298	10,426,419	8,787,982

Summary of Geographical Information

In presenting the information based on geographical segments, segment revenue is based on the geographical location of operations and segment assets are based on the geographical location of the assets.

	2020	2019	2018
Revenues
Turkey	26,648,183	23,229,046	19,636,682
Ukraine	1,800,983	1,322,116	923,181
Belarus	395,363	366,314	293,181
Turkish Republic of Northern Cyprus	229,652	209,109	169,014
Netherlands	28,863	8,396	366
Germany	694	2,154	1,580
Azerbaijan	—	—	268,471
	29,103,738	25,137,135	21,292,475

	31 December	31 December
	2020	2019
Non-current assets
Turkey	26,165,209	22,737,468
Ukraine	3,390,246	3,030,095
Belarus	264,864	219,281
Turkish Republic of Northern Cyprus	244,710	198,732
Unallocated non-current assets	849,992	197,255
	30,915,021	26,382,831